OTHER CURRENT LIABILITIES AND OTHER NON-CURRENT LIABILITIES (Details 1) - Other Current Liabilities and Other Non-Current Liabilities [Member] - USD ($)		Jun. 26, 2021	Jun. 27, 2020
Customer Securities for which Entity has Right to Sell or Repledge (Including Securities Sold or Repledged) [Line Items]
Deferred Gain on Sale of Assets	[1],[2]	$ 3,598,084	$ 4,164,713
Other Long Term Liabilities		50,820	50,820
Total Other Non-Current Liabilities		$ 3,648,904	$ 4,215,533

[1]	See "Note 7 - Assets Held for Sale" for further information.
[2]	The current portion of Deferred Gain on Sale of Assets of $566,627 is recorded in Accounts Payable and Accrued Liabilities.